Consolidated Statements of Cash Flows (Unaudited) (FY) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Statement Of Cash Flows [Abstract]
Cash used	$ 271
Cash acquired	$ 3,920